UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                -----------------

Check here if Amendment [  ];  Amendment Number:
                                                 -----------------
  This Amendment (Check only one.)  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management Ltd.
             -------------------------------
Address:     1650 Tysons Boulevard, Suite 1575
             -------------------------------
             McLean, VA 22102
             -------------------------------


Form 13F File Number:  28- 10324

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ------------------------------------------
Title:     President
           ------------------------------------------
Phone:     703-269-3400
           ------------------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski          McLean, VA                May 14, 2008
----------------------          ----------             ------------------
    [Signature]                [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number          Name

        28-11828                       Abingdon Capital Management LLC
        --------                       -------------------------------